UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.5%
Alabama Port Authority,
Docks Facilities Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.00	10/1/22	3,000,000		3,076,680
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,500,000		1,862,220
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/17	5,050,000		5,099,288
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,170,984
University of Alabama Board of Trustees,
General Revenue (The University of
Alabama)	5.00	7/1/24	6,025,000		7,338,269
					19,547,441
Alaska - .6%
Alaska Industrial Development and Export
Authority,
Revolving Fund Revenue	5.25	4/1/24	3,780,000		4,380,415
Arizona - 1.9%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/28	5,000,000		6,031,550
Pima County,
Sewer System Revenue Obligations
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/23	3,250,000		3,795,350
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/27	4,500,000		5,399,820
					15,226,720
Arkansas - .6%
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/35	2,685,000		3,127,918
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/36	1,585,000		1,838,537
					4,966,455
California - 13.7%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,381,444
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/27	1,750,000		2,128,262

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 13.7% (continued)
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/22	3,500,000		4,289,670
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Prerefunded)	5.25	4/1/19	6,000,000	[b]	6,828,780
California,
GO (Various Purpose)	5.25	10/1/20	13,060,000		15,091,875
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,456,475
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		3,085,150
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,006,100
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services) (Prerefunded)	6.25	10/1/18	1,500,000	[b]	1,714,440
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/22	3,000,000		3,341,730
California Housing Finance Agency,
Home Mortgage Revenue (Insured;
FGIC)	4.40	8/1/18	3,310,000		3,367,064
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/26	1,500,000		1,820,490
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000		5,397,761
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	5,000,000		6,075,450
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	9,353,607
Coast Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,747,206
Orange County Transportation Authority,
Senior Lien Toll Road Revenue (91
Express Lanes)	5.00	8/15/28	2,500,000		2,988,500
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	4,367,296
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,898,700
San Diego Public Facilities Financing
Authority,
Subordinated Water Revenue (Payable
Solely from Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility Fund)	5.00	8/1/28	2,000,000		2,418,540
San Diego Public Facilities Financing
Authority,
Water Revenue	5.00	8/1/24	7,560,000		8,897,515
Southern California Public Power
Authority,
Revenue (Canyon Power Project)	5.00	7/1/23	5,000,000		5,743,150

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 13.7% (continued)
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,850,000		2,166,442
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	875,000		875,219
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.00	1/1/22	2,000,000		2,229,900
University of California Regents,
General Revenue	5.25	5/15/23	125,000		133,670
					106,804,436
Colorado - 3.6%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/26	15,640,000		18,862,935
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	5,355,000		6,018,592
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,889,150
					27,770,677
Connecticut - 1.5%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000		3,111,375
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,515,245
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,157,880
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,156,740
					11,941,240
District of Columbia - 2.5%
District of Columbia,
HR (Children's Hospital Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.) (Escrowed
to Maturity)	5.25	7/15/18	1,255,000		1,330,325
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,878,300
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		7,218,518
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/25	3,000,000		3,592,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 2.5% (continued)
Washington Metropolitan Area Transit
Authority,
Gross Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,225,156
					19,244,499
Florida - 8.3%
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,325,495
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,106,227
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	16,000,000		19,647,520
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,894,950
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,047,855
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,430,780
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/24	1,480,000		1,814,362
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/30	1,250,000		1,490,550
Hillsborough County,
GO (Unincorporated Area Parks and
Recreation Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,407,541
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	925,000	[c]	985,449
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/24	2,500,000		3,086,900
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000		2,298,380
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,815,420
Miami-Dade County,
Subordinate Special Obligation Revenue	5.00	10/1/26	1,000,000		1,183,640
Miami-Dade County,
Water and Sewer System Revenue
(Prerefunded)	5.38	10/1/18	5,000,000	[b]	5,608,250
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,799,150
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	6.75	7/1/22	3,000,000	[d]	899,850
					64,842,319

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.4%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,405,680
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[b]	3,564,780
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,216,820
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,128,120
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,115,518
Municipal Electric Authority of Georgia,
Revenue (Project One Subordinated
Bonds)	5.75	1/1/19	2,660,000		2,976,354
					18,407,272
Hawaii - .8%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,570,960
Idaho - .2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit Group)
(Prerefunded)	6.13	12/1/18	1,450,000	[b]	1,664,716
Illinois - 10.0%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.50	1/1/26	3,300,000		3,907,299
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	3,530,000		4,171,472
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	4,000,000		4,606,880
Chicago,
Second Lien Wastewater Transmission
Revenue Project Bonds	5.00	1/1/26	2,500,000		2,846,875
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000		1,112,150
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000		2,267,174
Cook County Community High School
District Number 219,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000		2,161,461
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000		1,859,715
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000		10,565,566
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/28	1,205,000		1,428,576
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	2,140,000		2,470,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 10.0% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,668,400
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,000,000	2,374,140
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	5,000,000	5,430,000
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project) (Insured; National Public
Finance Guarantee Corp.)	5.55	6/15/21	1,665,000	1,781,833
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	2,290,000	2,489,642
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.25	6/1/21	3,300,000	3,896,211
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	2,750,000	3,246,155
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,385,000	2,855,298
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,833,441
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,148,388
				78,120,707
Indiana - 3.0%
Indiana Finance Authority,
Educational Facilities Revenue (Butler
University Project)	5.00	2/1/30	1,400,000	1,575,784
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/23	2,500,000	3,002,250
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,000,000	3,509,490
Indianapolis,
Gas Utility Distribution System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/23	3,500,000	4,070,885
Indianapolis,
Thermal Energy System First Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	7,700,000	8,480,934
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,890,180
				23,529,523
Iowa - .3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,399,540
Kentucky - 1.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,567,000

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky - 1.2% (continued)
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,601,646
				9,168,646
Louisiana - 2.6%
Louisiana State University Board of
Supervisors and Agricultural and,
Mechanical College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,289,780
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/27	17,500,000	18,126,500
				20,416,280
Maryland - .6%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.38	6/1/25	1,500,000	1,630,005
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Peninsula Regional Medical
Center Issue)	5.00	7/1/31	1,740,000	2,023,568
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	7/1/24	1,155,000	1,385,423
				5,038,996
Massachusetts - 4.6%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,250,000	3,963,505
Massachusetts College Building Authority,
Revenue	5.00	5/1/27	1,800,000	2,171,250
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/23	2,550,000	2,897,641
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,000,000	1,182,310
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/34	2,630,000	3,127,990
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	2,990,000	3,539,233
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,583,872
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00 10/15/23		2,500,000	3,031,025
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/24	5,000,000	6,146,950
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/28	2,000,000	2,427,320
				36,071,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.6%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,635,000	1,856,820
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/19	2,965,000	3,401,300
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,301,780
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,851,362
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,474,881
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,162,160
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	6,011,600
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/18	2,500,000	2,733,950
Wayne County Airport Authority,
Junior Lien Airport Revenue (Detroit
Metropolitan Wayne County Airport)
(Insured; National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,652,450
				28,446,303
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,239,550
Missouri - 2.4%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/19	4,000,000	4,511,400
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,495,000	1,713,419
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/30	2,425,000	2,756,231
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00 11/15/35		3,705,000	4,256,045

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 2.4% (continued)
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/32	1,550,000		1,789,630
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/30	3,270,000		3,873,609
					18,900,334
Nebraska - 1.0%
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/29	4,750,000		5,563,057
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	2,250,000		2,619,810
					8,182,867
Nevada - 2.2%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,791,832
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000		5,315,706
Director of the State of Nevada Department
of Business and Industry,
SWDR (Republic Services, Inc. Project)	5.63	6/1/18	5,000,000		5,371,300
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,543,226
					17,022,064
New Hampshire - .7%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	0.86	10/1/33	6,000,000	[e]	5,520,000
New Jersey - 2.1%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,424,757
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,549,758
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,384,680
Rutgers The State University,
GO	5.00	5/1/29	6,840,000		8,115,797
					16,474,992
New Mexico - 1.0%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.04	8/1/19	5,000,000	[e]	4,964,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico - 1.0% (continued)
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	0.94	2/1/19	2,500,000	[e]	2,489,475
					7,454,025
New York - 6.4%
New York City,
GO	5.00	8/1/20	2,655,000		3,108,421
New York City,
GO	5.00	3/1/25	3,300,000		4,107,345
New York City,
GO	5.00	8/1/28	5,000,000		5,951,350
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	[b]	50,992
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		5,062,439
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,366,149
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/28	4,400,000		5,336,716
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,448,160
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center) (Prerefunded)	5.25	7/1/17	300,000	[b]	315,660
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,490,000		2,827,644
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,848,631
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	4,000,000		4,743,800
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	10,000	[b]	11,334
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.38	6/1/28	810,000		813,459
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	1/1/19	1,500,000		1,681,875
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.64	12/3/19	5,000,000	[e]	4,932,000
					49,605,975

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina - .8%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000	4,694,920
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Escrowed to
Maturity)	5.00	1/1/21	1,200,000	1,403,184
				6,098,104
Ohio - .5%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000	3,569,197
Oregon - .1%
Port of Portland,
Revenue (Portland International
Airport)	5.00	7/1/35	1,000,000	1,176,960
Pennsylvania - 2.8%
Allegheny County Airport Authority,
Airport Revenue (Pittsburgh
International Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,757,993
Chester County Industrial Development
Authority,
Revenue (Avon Grove Charter School
Project)	5.65	12/15/17	180,000	186,862
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,681,337
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,155,608
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	1,650,000	1,953,303
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.38	9/15/17	740,000	762,074
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,223,185
Philadelphia School District,
GO	5.00	9/1/21	3,555,000	3,951,169
				21,671,531
South Carolina - 1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,724,850
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/25	2,320,000	2,873,413
				8,598,263
Texas - 7.4%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,815,577
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/32	1,350,000	1,567,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 7.4% (continued)
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000		6,116,900
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	4,000,000		4,791,920
Harris County Metropolitan Transit
Authority,
Sales and Use Tax Revenue	5.00	11/1/27	2,500,000		3,013,275
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/28	2,500,000		2,958,525
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	2,325,000		2,740,524
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	0.87	7/1/32	1,850,000	[e]	1,702,000
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/20	2,725,000		3,224,656
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/29	2,500,000		2,977,175
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	385,000		419,096
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000		5,868,650
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	3,000,000		3,819,000
San Antonio,
Municipal Drainage Utility System
Revenue	5.00	2/1/28	5,000,000		5,956,750
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,553,873
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,045,195
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000		2,883,275
Texas Water Development Board,
State Revolving Fund Subordinate Lien
Revenue	5.00	7/15/23	2,000,000		2,276,600
					57,730,233
Virginia - .5%
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,581,970
Washington - 3.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,949,894
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000		2,332,620

Long-Term Municipal Investments - 99.0%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 3.8% (continued)
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	998,216
Port of Tacoma,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	6/1/18	3,025,000 [b]	3,318,183
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,988,594
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,899,975
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,243,236
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,257,094
				29,987,812
West Virginia - .2%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/22	1,475,000	1,774,661
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/36	4,500,000	5,260,230
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,248,287
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	2,250,000	2,556,135
				10,064,652

Total Investments (cost $720,717,441)			99.0%	773,211,431
Cash and Receivables (Net)			1.0%	7,566,287
Net Assets			100.0%	780,777,718

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $985,449 or .13% of net assets.
d Non-income producing—security in default.
e Variable rate security—interest rate subject to periodic change.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted Significant	Unobservable
Assets ($)	Quoted Prices Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	772,311,581	899,850	773,211,431

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2016, accumulated net unrealized appreciation on investments was $52,493,990, consisting of $54,844,961 gross unrealized appreciation and $2,350,971 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)